Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Long-term rental deposits	¥ 6,441		¥ 9,413
Prepaid service fees	6,891		7,903
Loans to employees			2,800
Others	1,000		526
Other assets, noncurrent	¥ 14,332	$ 2,049	¥ 20,642